OTHER ASSETS - Narrative (Details) - Operating lease assets £ in Millions	12 Months Ended
Dec. 31, 2021 GBP (£)
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Property, plant and equipment	£ 4,196
Electric vehicles
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Property, plant and equipment	£ 728
Percentage increase (decrease) in operating lease assets (in percent)	128.00%
Internal combustion engine vehicles
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Property, plant and equipment	£ 2,531
Percentage increase (decrease) in operating lease assets (in percent)	(15.00%)
Hybrid vehicles
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Property, plant and equipment	£ 928
Percentage increase (decrease) in operating lease assets (in percent)	41.00%
Other assets
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Property, plant and equipment	£ 9